UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2015 (Unaudited)

Deutsche Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 97.4%
Consumer Discretionary 18.9%
Auto Components 4.5%
American Axle & Manufacturing Holdings, Inc.*	54,476	1,031,776
Fox Factory Holding Corp.*	103,613	1,712,723
Gentherm, Inc.*	43,523	2,062,990
Tenneco, Inc.*	39,135	1,796,688
		6,604,177
Diversified Consumer Services 1.1%
K12, Inc.*	190,829	1,679,295
Hotels, Restaurants & Leisure 6.7%
Buffalo Wild Wings, Inc.*	14,815	2,365,215
Del Taco Restaurants, Inc.*	107,622	1,146,174
Fogo De Chao, Inc.* (a)	56,091	850,339
Jack in the Box, Inc.	26,746	2,051,686
La Quinta Holdings, Inc.*	63,901	869,693
Red Robin Gourmet Burgers, Inc.* (a)	25,728	1,588,447
Zoe's Kitchen, Inc.*	38,922	1,089,037
		9,960,591
Household Durables 2.2%
CalAtlantic Group, Inc. (a)	21,799	826,618
iRobot Corp.* (a)	69,379	2,456,017
		3,282,635
Media 0.8%
Sinclair Broadcast Group, Inc. "A"	35,222	1,146,124
Multiline Retail 0.6%
Burlington Stores, Inc.*	19,357	830,415
Specialty Retail 3.0%
DSW, Inc. "A"	49,986	1,192,666
Outerwall, Inc. (a)	16,104	588,440
Penske Automotive Group, Inc.	35,887	1,519,456
The Children's Place, Inc.	21,011	1,159,807
		4,460,369
Consumer Staples 2.4%
Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	16,591	1,998,386
United Natural Foods, Inc.*	20,596	810,658
		2,809,044
Food Products 0.5%
Hain Celestial Group, Inc.*	19,435	784,980
Energy 1.9%
Energy Equipment & Services 0.3%
Dril-Quip, Inc.*	7,398	438,184
Oil, Gas & Consumable Fuels 1.6%
Diamondback Energy, Inc.*	9,583	641,103
Gulfport Energy Corp.*	12,631	310,343
Matador Resources Co.*	49,253	973,732
Western Refining, Inc.	12,934	460,709
		2,385,887
Financials 7.6%
Banks 6.2%
Banco Latinoamericano de Comercio Exterior SA "E" (a)	43,175	1,119,528
FCB Financial Holdings, Inc. "A"*	41,398	1,481,634
Pinnacle Financial Partners, Inc.	38,818	1,993,692
South State Corp.	16,229	1,167,677
Talmer Bancorp., Inc. "A"	139,673	2,529,478
TriState Capital Holdings, Inc.*	65,740	919,703
		9,211,712
Capital Markets 1.4%
Moelis & Co. "A"	68,508	1,999,063
Health Care 28.0%
Biotechnology 9.6%
ACADIA Pharmaceuticals, Inc.* (a)	38,997	1,390,243
Anacor Pharmaceuticals, Inc.*	27,513	3,108,144
Ligand Pharmaceuticals, Inc.* (a)	28,388	3,077,827
NantKwest, Inc.* (a)	24,430	423,372
Neurocrine Biosciences, Inc.* (a)	26,711	1,511,041
Orexigen Therapeutics, Inc.*	279,000	479,880
PTC Therapeutics, Inc.*	17,900	579,960
Retrophin, Inc.*	88,103	1,699,507
Spectrum Pharmaceuticals, Inc.*	315,985	1,905,389
		14,175,363
Health Care Equipment & Supplies 4.9%
NxStage Medical, Inc.*	22,611	495,407
Orthofix International NV*	71,258	2,794,026
STERIS PLC	21,773	1,640,378
Zeltiq Aesthetics, Inc.*	83,579	2,384,509
		7,314,320
Health Care Providers & Services 6.6%
Centene Corp.*	34,201	2,250,768
Kindred Healthcare, Inc.	116,163	1,383,501
Molina Healthcare, Inc.* (a)	37,758	2,270,389
Providence Service Corp.*	66,412	3,116,051
Universal American Corp.	96,065	672,455
		9,693,164
Life Sciences Tools & Services 1.6%
PAREXEL International Corp.*	33,905	2,309,609
Pharmaceuticals 5.3%
Flamel Technologies SA (ADR)*	231,104	2,821,780
Medicines Co.* (a)	43,850	1,637,359
Pacira Pharmaceuticals, Inc.*	44,636	3,427,598
		7,886,737
Industrials 11.1%
Aerospace & Defense 1.2%
DigitalGlobe, Inc.*	35,732	559,563
HEICO Corp.	21,168	1,150,693
		1,710,256
Airlines 1.0%
JetBlue Airways Corp.* (a)	68,106	1,542,601
Construction & Engineering 1.4%
Primoris Services Corp.	95,240	2,098,137
Electrical Equipment 2.0%
AZZ, Inc.	36,153	2,009,022
Thermon Group Holdings, Inc.*	55,262	935,033
		2,944,055
Machinery 2.4%
Altra Industrial Motion Corp. (a)	26,541	665,648
WABCO Holdings, Inc.*	15,646	1,599,960
Watts Water Technologies, Inc. "A"	24,487	1,216,269
		3,481,877
Professional Services 1.9%
On Assignment, Inc.* (a)	63,288	2,844,796
Road & Rail 1.2%
Roadrunner Transportation Systems, Inc.*	90,977	857,913
Swift Transportation Co.* (a)	67,566	933,762
		1,791,675
Information Technology 23.8%
Electronic Equipment, Instruments & Components 2.5%
Cognex Corp.	44,561	1,504,825
IPG Photonics Corp.* (a)	24,983	2,227,484
		3,732,309
Internet Software & Services 4.8%
CoStar Group, Inc.* (a)	10,322	2,133,454
LogMeIn, Inc.*	35,910	2,409,561
WebMD Health Corp.*	53,759	2,596,560
		7,139,575
IT Services 4.3%
Cardtronics, Inc.*	68,866	2,317,341
MAXIMUS, Inc.	45,033	2,533,106
WNS Holdings Ltd. (ADR)*	47,934	1,495,062
		6,345,509
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	89,672	2,531,440
Cavium, Inc.*	35,387	2,325,280
		4,856,720
Software 8.9%
Aspen Technology, Inc.*	66,113	2,496,427
Proofpoint, Inc.* (a)	32,541	2,115,491
Qlik Technologies, Inc.*	49,288	1,560,458
TiVo, Inc.*	187,056	1,614,293
Tyler Technologies, Inc.*	19,317	3,367,340
Ultimate Software Group, Inc.*	9,838	1,923,427
		13,077,436
Materials 3.7%
Chemicals 2.0%
A. Schulman, Inc.	56,440	1,729,321
Minerals Technologies, Inc.	25,201	1,155,718
		2,885,039
Construction Materials 0.6%
Eagle Materials, Inc.	15,554	939,928
Containers & Packaging 1.1%
Berry Plastics Group, Inc.*	44,960	1,626,653
Total Common Stocks (Cost $131,020,469)		143,988,235
Convertible Preferred Stock 0.2%
Health Care
Providence Service Corp., 5.5% (Cost $212,100)	2,121	249,542
Exchange-Traded Fund 0.5%
SPDR S&P Biotech ETF (a) (Cost $631,481)	9,400	658,752
Securities Lending Collateral 18.7%
Daily Assets Fund, 0.36% (b) (c) (Cost $27,651,701)	27,651,701	27,651,701
Cash Equivalents 2.1%
Central Cash Management Fund, 0.25% (b) (Cost $3,130,315)	3,130,315	3,130,315
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $162,646,066) †	118.9	175,678,545
Other Assets and Liabilities, Net	(18.9)	(27,912,679)
Net Assets	100.0	147,765,866

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $163,782,928. At December 31, 2015, net unrealized appreciation for all securities based on tax cost was $11,895,617. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,928,878 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,033,261.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $26,742,547, which is 18.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$143,988,235	$—	$—	$143,988,235
Convertible Preferred Stock	—	—	249,542	249,542
Equity - Exchange-Traded Fund	658,752	—	—	658,752
Short-Term Investments (d)	30,782,016	—	—	30,782,016
Total	$175,429,003	$—	$249,542	$175,678,545

There have been no transfers between fair value measurement levels during the period ended December 31, 2015.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016